OPERATING REVENUE - Assets and liabilities arising from contracts with customers (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Receivables (billed)	$ 493	$ 789
Receivables (unbilled)	37	49
Contract liabilities	(169)	(232)
Customer acquisition costs	$ 126	$ 149